ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

September 28, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

The Trust, hereby submits for filing under the Securities Act of 1933, rule 485(a)(2) thereunder, and the Investment Company Act of 1940, each as amended, the electronic version of the Trust’s Post-Effective Amendment No. 111 (the “Amendment”) to its Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of making material changes in the investment strategy and name for the series: Kempner Multi-Cap Deep Value Equity Fund.

If you have any questions, please contact me at: (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary of the Trust